Basic and Diluted Loss Per Share	12 Months Ended
Dec. 31, 2022
Basic and Diluted Loss Per Share
Basic and Diluted Loss Per Share
11.	BASIC AND DILUTED LOSS PER SHARE

The calculation of basic and diluted loss per share for the year ended December 31, 2022 and 2021 was based on the following:

	2022	2021
Loss attributable to shareholders	$24,442	$31,542
Weighted average number of shares outstanding (000s)	529,779	521,459

For the year ended December 31, 2022 and 2021, basic and diluted loss per share does not include the effect of employee share purchase options outstanding (2022 –27,693,500, 2021 – 20,825,500), non-employee share purchase options and warrants (2022 – 37,600, 2021 – 94,000) and DSUs (2022 – 539,286, 2021 – 477,711), as they were anti-dilutive.